INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS, NET [Abstract]
Intangible assets - purchased technology, gross	$ 29,229	$ 29,229	$ 29,229
Intangible assets - purchased technology, accumulated amortization	29,229	29,229	29,229
Intangible assets - purchased technology, net
Amortization expenses for intangible assets				$ 145